UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati,                          OH 45247

(Address of principal executive offices)  (Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247

(Name and address of agent for service)

Registrant's telephone number, including area code:  513-661-3100

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

GROWTH FUND	Portfolio of Investments as of September 30, 2006

Common Stocks	Shares	Dollar Value

Consumer Discretionary
Coach, Inc.*	15,200	522,880
Comcast Corporation Class A Special*	30,500	1,122,705
Target Corporation	19,500	1,077,375
Total Consumer Discretionary: 5.3%		$2,722,960

Consumer Staples
Cadbury Schweppes PLC	38,365	1,640,871
Kellogg Company	20,400	1,010,208
Pepsico, Incorporated	15,700	1,024,582
Procter & Gamble Company	25,000	1,549,500
Wal-Mart Stores, Inc.	21,800	1,075,176
Total Consumer Staples: 12.2%		$6,300,337

Energy
ConocoPhillips	14,900	886,997
Exxon Mobil Corporation	14,982	1,005,292
Nabors Industries, Incorporated*	27,600	821,100
Peabody Energy Corporation	8,600	316,308
Total Energy: 5.9%		$3,029,697

Financial Services
Allstate Corporation	25,600	1,605,888
Bank of America Corporation	20,600	1,103,542
American International Group, Inc.	24,625	1,631,653
B B & T Corporation	23,200	1,015,696
Bank of New York Co., Inc.	30,500	1,075,430
CIT Group Inc.	19,400	943,422
Citigroup, Inc.	30,800	1,529,836
J.P. Morgan Chase & Company	23,900	1,122,344
US Bancorp	31,000	1,029,820
Total Financial Services: 21.5%		$11,057,631

Utilities
Dominion Resources	13,500	1,032,615
SCANA Corporation	26,200	1,055,074
Total Utilities: 4.1%		$2,087,689

Health Care
Allergan, Inc.	4,500	506,745
Amgen Inc.*	12,800	915,584
Caremark Rx, Inc.	17,600	997,392
Covance, Inc.*	8,750	580,825
Gilead Sciences Inc.*	7,900	543,283
Hologic, Inc.*	11,500	500,480
Johnson & Johnson	15,900	1,032,546
Novartis AG- ADR**	19,200	1,122,048
Roche Holdings Limited - ADR**	17,400	1,507,710
United Healthcare Corp.	19,000	934,800
Wellpoint Inc.*	14,000	1,078,700
Total Health Care: 18.9%		$9,720,113

Industrials
Emerson Electric Company	12,700	1,065,022
General Electric Company	55,690	1,965,857
L-3 Communications Holdings Inc.	21,000	1,644,930
3M Company	20,900	1,555,378
United Parcel Service - Class B	14,200	1,021,548
Total Industrials: 14.1%		$7,252,735

Information Technology
Akamai Technologies*	13,000	649,870
Cisco Systems, Inc.*	50,800	1,167,384
Intel Corporation	51,200	1,053,184
Microsoft Corporation	39,800	1,088,530
Nokia Corporation - Sponsored ADR **	77,300	1,522,037
Oracle Corporation*	32,670	579,566
Seagate Technology	21,200	489,508
Texas Instruments, Inc.	32,200	1,070,650
Total Information Technology: 14.8%		$7,620,729

Materials
Air Products and Chemicals, Inc.	7,900	524,323
BHP Billiton LTD ADR**	11,700	443,196
Total Materials: 1.9%		$967,519

Total Common Stocks: 98.6%		$50,759,410
(Common Stock Identified Cost $43,677,631)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 4.66% yield ***		690,464
Total Cash Equivalents: 1.3%		$690,464
(Cash Equivalents Identified
Cost $690,464)

Total Portfolio Value: 100.0%		$51,449,874
(Total Portfolio Identified Cost $44,368,095)

Other Assets Less Liabilities: 0.1%		$53,922

Total Net Assets: 100.0%		$51,503,796

* Non-income producing security.
** American Depository Receipt.
*** Variable rate security, the coupon rate shown represents the rate as of September 29, 2006.

OPPORTUNITY FUND	Portfolio of Investments as of September 30, 2006

Common Stocks	Shares	Dollar Value

Consumer Discretionary
Circuit City Stores, Incorporated	32,900	826,119
Dillard's, Inc. Class A	21,700	710,241
Brinker International, Inc.	20,500	821,845
J. C. Penney Company, Incorporated	13,600	930,104
Liberty Global Inc.- Series A	34,200	880,308
Lennar Corporation - Class A	14,000	633,500
Office Max Incorporated	14,900	607,026
Regal Entertainment Group	42,000	832,440
Ross Stores, Inc	28,500	724,185
Whirlpool Corporation	8,900	748,579
Total Consumer Discretionary: 8.8%		$7,714,347

Consumer Staples
Hansen Natural Corporation*	18,800	610,624
Rite Aid Corporation*	176,000	799,040
Total Consumer Staples: 1.6%		$1,409,664

Energy
BJ Services Company	22,900	689,977
Cooper Cameron Corporation*	18,000	869,580
Chesapeake Energy Corporation	29,300	849,114
Seacor Holdings Inc.*	8,900	734,250
Consol Energy	21,300	675,849
Diamond Offshore Drilling	10,200	738,174
Denbury Resources*	27,100	783,190
Ensco International, Inc.	15,700	688,131
Foundation Coal Holdings, Inc.	15,300	495,261
Grant Prideco Inc*	16,900	642,707
Helix Energy Solutions Group Inc.*	16,700	557,780
Hess Corporation	21,300	882,246
Helmerich & Payne, Incorporated	21,400	492,842
Overseas Shipholding Group, Incorporated	9,800	605,346
Pogo Producing Company	14,800	606,060
Pride International*	23,500	644,370
Patterson-Uti Energy, Inc.	20,700	491,832
Rowan Companies, Incorporated	21,100	667,393
Tidewater Inc.	15,900	702,621
Todco*	20,000	692,000
Unit Corporation*	14,200	652,774
W&T Offshore, Inc.	19,600	572,516
Total Energy: 16.8%		$14,734,013

Industrials
AMR Corporation*	40,400	934,856
Continental Airlines - Class B*	23,900	676,609
CSX Corporation	21,200	695,996
Cummins Engine, Incorporated	10,500	1,251,915
Eaton Corporation	11,100	764,235
Fluor Corporation	9,400	722,766
Kansas City Southern Industries*	28,000	764,680
US Airways Group, Inc.*	14,400	638,352
L-3 Communications Holdings Inc	10,000	783,300
Lennox International	27,300	625,170
Manpower, Inc.	13,300	814,891
Parker Hannifin Corporation	11,000	855,030
Ryder System, Incorporated	12,800	661,504
Steelcase, Inc.	46,000	721,740
Swift Transportation Company*	26,600	630,952
Timken Company	29,850	888,933
Trinity Industries	20,700	665,919
UAL Corporation*	25,800	685,506
Wesco International*	10,800	626,724
YRC Worldwide, Inc.*	16,300	603,752
Total Industrials: 17.2%		$15,012,830

Materials
Cabot Oil and Gas Corporation - Class A	13,100	627,883
Eagle Materials Inc.	17,600	592,768
Freeport McMoran Copper & Gold	14,700	782,922
Florida Rock Industries, Inc.	13,800	534,198
Louisiana Pacific Corporation	26,000	488,020
Reliance Steel & Aluminum Co.	19,100	613,874
Southern Copper Corporation	10,700	989,750
Steel Dynamics, Inc.	11,800	595,310
Titanium Metals Corporation*	24,100	609,248
Total Materials: 6.7%		$5,833,973

Financial Services
American Capital Strategies	20,450	807,162
Americredit Corporation*	34,125	852,784
Blackrock, Inc.	6,800	1,013,200
CIT Group Inc.	16,300	792,669
First American Financial Corporation	19,400	821,396
Hudson City Bancorp, Inc.	60,000	795,000
HCC Insurance Holdings Inc	24,375	801,450
Health Care REIT Inc.	22,300	892,223
Hospitality Properties Trust	19,050	899,160
Johns Lang LaSalle Incorporated	7,900	675,292
Marshall & Ilsley Corp	17,100	823,878
Nationwide Financial Services, Inc.	17,700	851,370
Prologis Trust	15,420	879,865
Radian Group Inc	12,200	732,000
SEI Investments Company	18,700	1,050,753
Synovus Financial Corporation	25,700	754,809
W.R. Berkley Corporation	33,750	1,194,412
Total Financial Services: 16.7%		$14,637,423

Health Care
Amerisourcebergen Corporation	20,000	904,000
Cephalon, Inc.*	11,100	685,425
Community Health Systems Inc.*	22,700	847,845
Emdeon Corporation*	64,700	757,637
Imclone Systems Incorporated*	19,300	546,576
Intuitive Surgical, Inc.*	6,600	695,970
WebMd Health Corp.*	15,900	546,006
Wellcare Health Plans Inc.*	12,500	707,875
Total Health Care: 6.5%		$5,691,334

Information Technology
Akamai Technologies*	42,400	2,119,576
Arrow Electronics, Incorporated*	24,200	663,806
AVX Corporation	47,200	834,968
Computer Sciences Corporation*	14,100	692,592
Dolby Laboratories Inc.	32,900	653,065
Electronic Data Systems Corp	30,500	747,860
Freescale Semiconductor Inc.*	30,300	1,151,703
Ingram Micro, Inc.*	33,400	639,944
Intersil Corporation	32,200	790,510
Jabil Circuit, Inc.	28,000	799,960
Lam Research Corporation*	28,000	1,269,240
LSI Logic Corp.*	80,300	660,066
MEMC Electronic Materials Inc.*	23,800	871,794
Micron Technology Incorporated*	53,600	932,640
National Semiconductor Corporation	27,400	644,722
Solectron Corporation*	114,300	372,618
Teradyne*	47,800	629,048
Sabre Holdings Corporation	22,200	519,258
Vishay Intertechnology, Incorporated*	53,000	744,120
Western Digital Corporation*	58,500	1,058,850
Total Information Technology: 19.2%		$16,796,340

Utilities
Atmos Energy Corporation	24,900	710,895
Centerpoint Energy Incorporated	43,400	621,488
Constellation Energy Group	15,500	917,600
Energen Corporation	15,400	644,798
Oge Energy Corporation	24,100	870,251
Oneok, Inc.	16,300	615,977
Pepco Holdings Inc	29,600	715,432
WPS Resources Corporation	12,000	595,560
Total Utilities: 6.5%		$5,692,001

Total Common Stocks: 100.0%		$87,521,925
(Common Stock Identified Cost $77,369,735)

Total Portfolio Value: 100.0%		$87,521,925
(Total Portfolio Identified Cost $77,369,735)

Other Assets Less Liabilities: 0.0%		$5,532

Total Net Assets: 100.0%		$87,527,457

* Non-income producing security

REALTY FUND	Portfolio of Investments as of September 30, 2006

Common Stocks	Shares	Dollar Value

Apartments
Apartment Investment and Management, Co. - A	3,900	212,199
Archstone Smith Trust	14,555	792,374
Avalon Bay Communities, Inc.	4,592	552,877
BRE Properties, Inc. Class A	4,500	268,785
Camden Property Trust	3,500	266,035
Equity Residential Properties Trust	17,450	882,621
Essex Property Trust, Inc.	1,870	227,018
Home Properties of NY	4,500	257,220
Mid-America Apartment Communities, Inc.	1,500	91,830
United Dominion Realty Trust, Inc.	10,000	302,000
Total Apartments: 19.0%		$3,852,959

Diversified
Crescent Real Estate Equities Company	11,000	239,910
Glenborough Realty Trust, Inc.	9,000	231,570
Global Signal	5,500	278,190
Lexington Corporate Properties Trust	9,000	190,620
Vornado Realty Trust	8,300	904,700
Total Diversified: 9.1%		$1,844,990

Financial Services
Education Realty	4,000	59,040
Lasalle Hotel	5,500	238,370
Trizec Properties	8,000	231,280
Total Finance: 2.6%		$528,690

Health Care
Health Care Property Investors	11,800	366,390
Health Care Reit	3,700	148,037
Total Health Care: 2.5%		$514,427

Lodging and Hotels
Host Hotels and Resorts	32,397	742,863
Hospitality Property	5,800	273,760
Health Care Realty Trust, Inc.	2,800	107,548
Senior Housing Properties Trust	6,500	138,710
Brandywine Realty Trust	3,000	97,650
Starwood Hotels & Resorts Worldwide, Inc.	3,100	177,289
Total Lodging and Hotels: 7.6%		$1,537,820

Materials
Plum Creek Timber Co., Inc.	13,000	442,520
Total Materials: 2.2%		$442,520

Office and Industrial
American Financial Realty Trust	4,000	44,640
Alexandria Real Estate	3,000	281,400
AMB Property Corporation	6,700	369,237
Boston Properties, Inc.	6,675	689,795
Biomed Realty Trust	6,000	182,040
Duke Realty Corp.	9,860	368,271
Equity Office Properties	20,880	830,189
Mack-Cali Realty Trust	4,795	248,381
Kilroy Realty Corporation	4,345	327,352
Liberty Property Trust	8,630	412,428
Prologis Trust	15,880	906,113
Total Office and Industrial: 22.9%		$4,659,846

Retail
CBL & Associates Properties	6,000	251,460
Commercial Net Lease Realty	9,000	194,400
Developers Diversified Realty Corp1	8,325	464,202
Equity One	7,000	167,790
General Growth Properties	15,705	748,343
Kimco Realty Corporation	15,204	651,795
Macerich Company	4,330	330,639
Mills Corporation	4,500	75,195
New Plan Excel Realty Trust	9,000	243,450
Pan Pacific Retail	2,500	173,550
Pennsylvania REIT	4,000	170,280
Regency Centers Corporation	5,575	383,337
Simon Property Group, Inc.	13,922	1,261,612
Tanger Factory Outlet Centers	4,100	146,042
SL Green Realty Corp	1,100	122,870
Weingarten Realty Investors	5,413	232,867
Total Retail: 27.7%		$5,617,832

Storage
Public Storage, Inc.	11,600	997,484
Reckson Associates Realty Corp	4,500	192,600
Total Storage: 5.9%		$1,190,084

Total Common Stocks: 99.0%		$20,189,168
(Common Stock Identified Cost $10,162,412)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 4.66% yield **		76,159
Total Cash Equivalents: 0.4%		$76,159
(Cash Equivalents Identified
Cost $76,159)

Total Portfolio Value: 99.7%		$20,265,327
(Total Portfolio Identified Cost $10,238,571)

Other Assets Less Liabilities: .2%		$45,127

Total Net Assets: 100.0%		$20,310,454

** Variable rate security, the coupon rate shown represents the rate at September 28, 2006.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2006

Fixed Income Securities - Bonds	Face	Dollar Value

Bank and Finance
American Express, 4.875%, 7/15/13	1,400,000	1,366,491
American General Finance, 8.125%, 8/15/09	120,000	129,144
American General Finance, 5.750%, 3/15/07	1,000,000	1,001,852
Archstone Smith Operating Trust Notes, 5.000%, 8/15/07	500,000	498,071
Bank of America Subordinated, 7.125%, 3/01/09	200,000	208,636
Bank of America Subordinated, 7.800%, 2/15/10	912,000	985,361
Equity Residential Properties Notes 6.950% Due 3/02/11	525,000	558,403
Citigroup Incorporated Subordinated Notes, 5.000%, 9/15/14	1,500,000	1,463,777
Bank One Corp., 9.875%, 3/01/09	250,000	274,388
Comerica Bank Subordinated Note, 6.875%, 3/01/08	250,000	255,455
Duke Realty LP, 3.500%, 11/01/07	950,000	930,703
Wachovia Corporation, 6.375%, 1/15/09	820,000	843,456
Wachovia Corporation, 6.400%, 04/01/08	113,000	115,172
Genworth Financial, 4.750%, 6/15/09	1,000,000	990,436
Legg Mason Senior Notes, 6.750% , 7/02/08	500,000	512,587
Lincoln National Corporation Notes, 6.500%, 3/15/08	1,000,000	1,016,388
Morgan Stanley Notes, 5.050%, 1/21/11	1,000,000	991,868
Morgan Stanley Dean Witter Notes, 3.625%, 4/01/08	1,000,000	977,190
Wells Fargo Company Subordinated Notes, 4.950%, 10/16/13	1,400,000	1,370,188
Safeco Corp., 6.875%, 7/15/07	255,000	257,926
PNC Funding Corp., 6.875%, 7/15/07	500,000	505,411
JP Morgan and Company, 7.125%, 5/15/07	400,000	404,151
Suntrust Bank, 6.500%, 1/15/08	500,000	509,504
US Bank NA Notes, 6.375% Due 8/01/11	1,400,000	1,470,881
US Bank NA Notes, 5.700% Due 12/15/08	566,000	573,661
Weingarten Realty, 6.840%, 11/17/07	700,000	709,972
Total Bank and Finance: 24.5%		$18,921,072

United States Government Agency Obligations (A)
Federal Home Loan Bank, 4.50%, 2/15/08	2,000,000	1,986,392
Federal Home Loan Bank, 5.375%, 5/18/16	1,250,000	1,288,511
Federal Home Loan Mortgage Corp., 3.75%, 2/25/09	475,000	462,450
Federal Home Loan Mortgage Corp., 4.75%, 1/19/16	2,000,000	1,969,730
Federal Home Loan Mortgage Corp., 6.125%, 5/23/16	3,000,000	3,035,148
Federal National Mortgage Assoc., 4.200%, 5/04/09	2,000,000	1,966,214
Federal National Mortgage Assoc., 4.650%, 5/17/10	1,545,000	1,533,494
Tennessee Valley Authority, 5.625%, 01/18/11	1,000,000	1,025,947
Federal Farm Cr Bank, 5.45%, 11/02/10	2,000,000	1,993,470
Total United States Government
Agency Obligations: 19.8%		$15,261,356

United States Government Obligations
United States Treasury Note, 4.000%, 2/15/15	2,500,000	2,393,850
United States Treasury Note, 4.3750%, 8/15/12	1,250,000	1,237,354
United States Treasury Note, 4.125%, 5/15/15	3,000,000	2,896,056
United States Treasury Note, 4.250%, 8/15/13	2,500,000	2,448,047
United States Treasury Note, 4.75%, 5/15/14	3,200,000	3,228,128
Total United States Government
Obligations: 15.8%		$12,203,435

Industrial

Burlington Northern Santa Fe Mortgage Bonds, 9.25%, 10/01/06	265,000	265,000
Conoco Funding Company, 5.450%, 10/15/06	500,000	500,006
Danaher Corporation Notes, 6.000%, 10/15/08	500,000	506,613
Dover Corp., 6.250%, 6/01/08	500,000	508,455
General Electric Capital Corp., 5.000%, 2/01/13	1,000,000	990,026
General Electric Capital Corp., 6.000%, 6/15/12	600,000	624,148
General Electric Capital Corp. Floating Rate Note, 5/30/08	500,000	490,699
General Mills, 2.625%, 10/24/06	1,000,000	998,431
Hershey Foods, 6.95%, 8/15/12	1,055,000	1,151,234
Hewlett Packard Company Notes, 5.750%, 12/15/06	1,000,000	1,000,627
Honeywell, Inc., 7.125%, 4/15/08	400,000	410,718
IBM Corp. 5.400%, 10/01/08	500,000	503,982
Kraft Foods, Inc., 5.250%, 6/1/07	750,000	748,868
Lowes Companies, Inc., 8.250%, 6/01/10	500,000	551,474
McDonald's Corp., 5.950%, 1/15/08	425,000	427,881
Occidental Petroleum Debentures, 10.125%, 9/15/09	283,000	320,685
The Tribune Company, 6.875%, 11/01/06	500,000	500,282
Wellpoint Incorporated, 3.500%, 9/01/07	170,000	166,907
Total Industrial: 13.8%		$10,666,036

United States Government Agency Obligations -
Mortgage Backed Securities (A)

Freddie Mac 15 Year Gold, 7.000%, 3/01/11	12,813	13,017
Freddie Mac MBS ADJ. RATE, 4.299%, 4/01/33	1,040,603	1,033,744
Freddie Mac GOLD MBS 5 YR, 4.500%, 12/01/09	699,781	687,011
Freddie Mac MBS, 8.000%, 6/01/30	15,949	16,773
FHLMC, CMO Pool 2517 Class VL 5.000%, 5/15/13	549,207	547,979
FHLMC, CMO Pool 2513 Class VK 5.500%, 9/15/13	1,414,267	1,420,328
FHLMC, CMO Pool 2877 Class AL 5.000%, 10/15/24	2,500,000	2,385,913
Freddie Mac CMO Series 2985 Class GE 5.500%, 06/15/25	1,000,000	974,661
FHLMC, CMO Pool 3098 Class KE, 5.500%, 09/15/34	1,650,000	1,612,827
Fannie Mae MBS, Series 253300, 7.500%, 5/01/20	22,370	23,231
Fannie Mae 30 YR MBS, 6.000%, 8/01/34	2,816,612	2,836,669
Ginnie Mae Pool 781397, 5.500%, 2/15/17	321,759	323,111
Ginne Mae Pool 2658, 6.500%, 10/20/28	160,219	164,464
Ginnie Mae GNMA II Pool 2945, 7.500%, 7/20/30	32,789	33,912
Ginnie Mae Pool 780400, 7.000%, 12/15/25	19,049	19,691
Ginnie Mae Pool 780420, 7.500%, 8/15/26	10,399	10,845
Total Government Agency Obligations -
Mortgage Backed Securities: 15.7%		$12,104,176

Utility
Alabama Power Company Senior Notes, 3.500%, 11/15/07	400,000	392,531
Bellsouth Communications, 5.875%, 1/15/09	500,000	506,781
Florida Power & Light Group Capital, 7.375%, 6/01/09	500,000	526,348
Georgia Power Company, 5.250%, 12/15/15	1,000,000	994,304
Verizon Communications, 7.51%, 4/01/09	600,000	629,969
National Rural Utilities Collateral Trust, 4.375%, 10/01/10	1,500,000	1,457,265
Total Utility: 5.8%		$4,507,198

Total Fixed Income - Bonds: 95.5%		$73,663,273
(Fixed Income Identified Cost $73,824,719)

Preferred Stocks

USB Capital Preferred Stock Callable 12/07/06 @ $25	8,240	212,015
Total Preferred Stock: 0.3%		$212,015
(Preferred Stock Identifiend Cost $224,952)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 4.66% yield **		2,411,052
Total Cash Equivalents: 3.1%		$2,411,052
(Cash Equivalents Identified Cost $2,411,052)

Total Portfolio Value: 98.9%		$76,286,340
(Total Portfolio Identified Cost $76,460,723)

Other Assets Less Liabilities: 1.1%		$844,923

Total Net Assets: 100.0%		$77,131,263

** Variable rate security, the coupon rate shown represents the rate at September 30, 2006.

(A) Abbreviations: FHLB: Federal Home Loan Bank FHLMC: Federal Home Loan Mortgage Corporation GNMA: Government National Mortgage Association

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2006

Municipal Income Securities - Bonds	Face	Dollar Value

General Obligation - City
Akron , OH, Refunding 12/1/12	200,000	212,944
Cincinnati, OH, General Obligation, 5.000%, 12/01/17	75,000	81,359
Columbus, OH, 12.375%, 2/15/07	25,000	25,793
Columbus, OH, Series 2, 5.00%, 6/15/10	100,000	104,682
Columbus, OH, Tax Increment Financing,
(AMBAC Insured), 4.900%, 12/01/11	150,000	156,570
Dayton, OH, General Obligation (AMBAC Insured), 4.450%, 12/01/12	100,000	102,745
Dayton, OH, 7.625%, 12/01/06	100,000	100,604
Deerfield Township, OH, (MBIA Insured), 4.750%, 12/01/10	100,000	104,715
Gahanna , OH, (AMBAC Insured), 5.000%, 12/01/18	400,000	433,272
Loveland, OH, (AMBAC Insured), 4.900%, 12/01/08	100,000	102,566
Mentor, OH, General Obligation (MBIA Insured), 5.0000%, 12/01/15	140,000	153,339
Symmes Township, OH, 2.400%, 12/01/07	110,000	106,765
Youngstown, OH, (AMBAC Insured), 5.100%, 12/01/11	100,000	107,048
Total General Obligation - City: 17.2%		$1,792,402

General Obligation - County
Belmont County, OH
(MBIA Insured), 4.500%, 12/01/11	155,000	159,611
Hocking County, OH, 4.900%, 12/01/06	50,000	50,059
Knox County, OH, 4.750%, 12/01/09	60,000	61,553
Portage County, OH, (MBIA Insured), 5.150%, 12/01/07	75,000	76,381
Total General Obligation - County: 3.3%		$347,604

General Obligation - State
State of Ohio, 4.000%, 6/15/10 Common Schools - Series A	60,000	60,988
State of Ohio, 5.000%, 3/15/17 Common Schools - Series C	120,000	128,642
State of Ohio Parks, 4.000%, 2/01/13	175,000	178,623
State of Ohio, 5.000%, 3/01/15	385,000	414,222
State of California, 4.000%, 11/01/09	250,000	253,535
Ohio State Unlimited Common School Facilities, 4.500%, 6/15/17	100,000	103,120
Total General Obligation - State: 10.9%		$1,139,130

Higher Education
Bowling Green State University, (FGIC Insured), 5.000%, 6/01/08	155,000	158,582
University of Cincinnati, Certificate of Participation, 5.750%, 12/01/11	25,000	27,521
Total Higher Education: 1.8%		$186,103

Hospital/Health
Hamilton County, OH, Hospital Children's Hospital Medical Center,
(MBIA Insured), 5.250%, 5/15/10	100,000	104,482
Hamilton County, OH, Hospital Children's Hospital Medical Center,
Variable Rate, 3.740%, 5/15/28	150,000	150,000
Lorain County, OH, Hospital Facility Rev., Catholic Healthcare Partners,
(MBIA Insured), 6.000%, 9/01/07	50,000	51,066
Lorain County, OH, Revenue Bond, Catholic Healthcare Partners Project
(AMBAC Insured), 5.200%, 09/01/10	100,000	105,520
Montgomery County, OH Hospital (Prerefunded), 5.650%, 12/01/12	35,000	37,154
Montgomery County, OH Hospital (Prerefunded), 5.500%, 12/01/10	100,000	105,711
Total Hospital/Health: 5.3%		$553,933

Revenue Bonds - Electric
Cleveland Ohio Public Power System Revenue, 5.500% due 11/15/13	100,000	108,555
Hamilton, OH Electric, (FSA Insured), 3.60%, 10/15/10	200,000	200,594
Ohio Muni Generation Agency (AMBAC Insured), 5.000%, 2/15/17	325,000	348,751
Total Revenue Bonds - Electric: 6.3%		$657,900

Revenue Bonds - Transportation
Butler County, OH, Transportation
Improvement, (FSA Insured), 5.500%, 4/01/09	100,000	104,796
Total Revenue Bond - Transportation: 1.0%		$104,796

Revenue Bonds - Water and Sewer
Akron, OH, Sewer System, (MBIA Insured), 5.500% 12/01/07	50,000	50,657
Butler, OH, Waterworks System, (FSA Insured), 4.400% 12/01/10	100,000	102,516
Cleveland, OH, Waterworks (FSA Insured), 5.250%, 1/01/10	100,000	103,073
Cleveland, OH, Waterworks Revenue,
Series G (MBIA Insured), 5.500%, 1/01/13	150,000	160,370
East Muskingum, OH Water District, Water Resource Revenue,
(AMBAC Insured), 4.500%, 12/01/12	200,000	210,446
Montgomery County, OH, Solid Waste, (MBIA Insured),
5.125%, 11/01/08	50,000	50,551
Nashville and Davidson, TN 7.700%, 01/01/12	25,000	28,417
Total Revenue Bond - Water & Sewer: 6.8%		$706,030

Special Obligation Bonds
Clevand Ohio Parking Facilities Revenue (FSA Insured),
4.000%, 9/15/15	150,000	152,940
Cleveland Ohio Non Tax Revenue Stadium Project (AMBAC Insured),
5.000%, 12/01/14	400,000	435,724
Total Special Obligation Bonds: 5.6%		$588,664

School District
Beavercreek, OH, Special Obligation
Tax Anticipation Note, 4.250%, 12/01/06	100,000	100,069
Cleveland, OH, Municipal School District, (FGIC Insured),
5.000%, 12/01/20	140,000	148,352
Columbus, OH, Linden Elementary Construction (FSA Insured),
5.500%, 12/01/21	100,000	108,036
Dayton , OH, City School District, (FGIC Insured), 3.250%, 12/01/10	100,000	98,509
Delaware, OH, City School District, GO
(MBIA Insured), 5.000%, 12/01/20	250,000	267,962
Fairfield, OH, (FGIC Insured), 0.000%, 12/01/11*	100,000	82,060
Girard, OH City School District (FSA Insured), 3.850%, 12/01/10	245,000	248,094
Green Local, OH, (AMBAC Insured) Insured, 4.600%, 12/01/11	100,000	102,203
Kings Local, OH, 6.350%, 12/01/12	15,000	17,108
Kings Local, OH, 6.400%, 12/01/13	150,000	174,436
Loveland, OH, 4.400%, 12/01/08	100,000	101,872
Mason, OH City Schools (FGIC Insured) 5.000%, 12/01/15	135,000	147,863
Northwestern, OH, 4.650%, 12/01/06	105,000	105,082
Sycamore, OH, Community (AMBAC Insured), 4.600%, 12/01/11	100,000	102,013
Sycamore, OH, Community Unlimited, 5.375%, 12/01/13	125,000	137,395
Total School District: 18.6%		$1,941,054

Special Assessment Bonds
Toledo-Lucas County Ohio Port Authority
Crocker Park Public Improvement Project, 2.625%, Due 12/01/07	200,000	194,470
Total Special Assessment Bonds: 1.9%		$194,470

State Agency
Ohio State Building Authority, Adult Correctional-Series A,
5.500%, 10/01/10	100,000	106,476
Ohio State Building Authority, (AMBAC Insured), 5.375%, 10/01/11	150,000	152,855
Ohio State Building Authority, Juvenile Correction Facilities,
4.375%, 10/01/12	100,000	102,939
Ohio State Building, 5.000%, 10/01/14	420,000	456,569
Ohio State Building Authority, Ohio Center For The Arts,
5.450%, 10/01/07	100,000	101,864
Ohio State Housing Finance Authority
(GNMA) Collateral, 5.100%, 9/01/17	100,000	101,971
State of Ohio Building Authority (FGIC Insured), 5.000%, 10/01/17	420,000	462,953
State of Ohio Parks and Recreation Bonds, 4.350%, 12/01/11	100,000	102,868
State of Ohio Parks and Recreation Capital Facilities, (FSA Insured)
5.250%, 2/01/18	315,000	345,668
Ohio State Public Facilities Commission,
(MBIA Insured), 4.700%, 06/01/11	100,000	101,929
Total State Agency: 19.5%		$2,036,092

Total Fixed Income - Municipal Bonds: 98.1%		$10,248,178
(Municipal Bonds Identified Cost $10,058,448)

Cash Equivalents
Federated Ohio Municipal Cash Trust 3.32% yield**		521,931
Total Cash Equivalents: 5.0%		$521,931
(Cash Identified Cost $521,931)

Total Portfolio Value: 103.1%		$10,770,109
(Total Portfolio Identified Cost $10,580,379)

Other Assets Less Liabilities: -3.1%		$(327,649)

Total Net Assets: 100.0%		10,442,460

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate at September 30, 2006.

DISCIPLINED SMALL COMPANY FUND	Portfolio of Investments as of September 30, 2006

Common Stocks	Shares	Dollar Value

Materials
Aleris International Inc*	1,120	56,605
Brush Wellman Incorporated*	2,800	69,636
Cleveland-Cliffs, Incorporated	1,120	42,683
Omnova Solutions Inc.*	9,000	37,620
Polyone Corporation*	5,240	43,649
Ryerson Inc.	2,140	46,845
U.S. Concrete, Inc.	9,200	59,892
Schnitzer Steel Industries, Inc.	1,630	51,410
Schulman (A.) Inc.	1,900	44,669
Terra Industries, Inc.	6,700	51,657
Olympic Steel, Inc.	1,670	41,516
Wheeling-Pittsburg*	920	15,741
Total Materials: 8.1%		$561,923

Industrials
Accuride Corporation*	5,760	63,418
Airtran Hldgs	5,200	51,584
Alaska Air Group, Inc.*	990	37,660
A. O. Smith Corporation	1,070	42,190
Bucyrus International	1,170	49,631
CBIZ, Inc.	6,700	48,910
Builders Firstsource Inc.*	2,300	35,029
General Cable*	1,800	68,778
Dynamic Materials Corporation	1,400	45,388
Frontier Airlines*	5,100	42,075
Hub Group, Inc. - Class A*	2,480	56,494
Labor Ready*	1,950	31,063
Lamson & Sessions Company*	1,900	45,258
Matrix Services*	4,600	60,214
Mesa Air Group, Inc.*	3,300	25,608
Mueller Industries	1,400	49,238
Peoplesupport Inc.*	4,600	85,100
PW Eagle, Inc.	1,900	57,019
Regal-Beloit Corporation	1,000	43,500
Republic Airways Hld*	2,450	38,024
Rush Enterprises, Inc. -- Class A*	2,340	39,031
SAIA, Inc.	1,400	46,200
Sitel Corporation*	19,000	57,190
Skywest Inc	2,220	54,434
Expressjet Hldgs*	1,310	8,659
US Xpress Enterprises 'A'*	2,510	58,132
Total Industrials: 17.8%		$1,239,827

Telecom Services
CT Communications, Inc.	2,100	45,612
EMS Technologies, Inc.*	3,500	65,730
Total Telecomm Services: 1.6%		$111,342

Consumer Staples
Long's Drug Store	1,280	58,893
Pantry*	870	49,042
Parlux Fragrances, Inc.	6,000	30,540
Spartan Stores, Inc.	4,200	70,980
Total Consumer Staples: 3.0%		$209,455

Consumer Discretionary
Building Materials Holdings Corp	1,630	42,413
The Bon-Ton Stores	2,340	69,592
Brown Shoe Company, Inc.	1,065	38,170
Brightpoint, Inc.*	3,600	51,192
Charlotte Russe Holding Inc.*	2,100	57,834
Charming Shoppes, Inc.*	2,900	41,412
The Dress Barn, Inc.*	1,940	42,331
DSW, Inc.	1,650	51,975
Fuel Systems Solutions Inc.	2,800	35,616
Kimball International - Class B	3,480	67,164
Lifetime Brands, Inc.	2,400	44,448
Lodgenet Entertainment Corporation	2,900	54,752
Lodgian, Inc.*	4,600	61,088
Steven Madden, Ltd.*	1,770	69,455
World Wrestling Entertainment, Inc.	2,430	39,925
Total Consumer Discretionary: 11.0%		$767,367

Energy
Alpha Natural Resources Inc.*	2,500	39,400
Bronco Drilling Company Inc.*	2,850	50,103
Callon Petroleum Company*	1,700	23,052
Edge Petroleum Corporation*	1,970	32,446
Grey Wolf, Inc.*	6,600	44,088
Hornbeck Offshore Services, Inc.*	1,610	53,935
Input/Output, Inc.*	5,000	49,650
Lufkin Industries	1,200	63,504
Maverick Tube Corporation*	880	57,050
Newpark Resources, Inc.*	7,800	41,574
NS Group, Incorporated*	1,250	80,687
Oil States International, Inc.*	1,140	31,350
Pioneer Drilling Company*	2,920	37,493
Parker Drilling Company*	7,850	55,578
PHI Inc.	1,700	51,799
RPC Inc.	2,300	42,136
Swift Energy Company*	1,200	50,184
Warrior Energy	2,600	66,950
Total Energy: 12.5%		$870,979

Financial Services
Advanta Corp.	1,440	53,136
Argonaut Group, Inc.*	1,470	45,614
Ashford Hospitality Trust	5,520	65,854
Asta Funding, Inc.	1,300	48,737
Bankunited Financial Corporation	1,780	46,405
Cedar Shopping Centers Inc.	3,200	51,744
Corus Bankshares, Inc.	1,960	43,826
Crawford and Company - Class B	6,400	43,456
Delphi Financial Group, Inc.	1,155	46,061
First Regional Bancorp*	1,260	42,928
Rewards Network, Inc.	8,100	39,447
Landamerica Financial Group	870	57,237
National Interstate Corporation	2,800	68,880
OptionsXpress Holdings Inc.	1,700	47,396
Sunstone Hotel Investors, Inc.	1,620	48,146
Texas Capital Bancshares, Inc.*	1,660	31,075
Tower Group, Inc.	1,790	59,696
Vineyard National Bancorp Company	1,800	46,728
Wilshire Bancorp, Inc.	2,220	42,269
West Bancorporation	2,457	42,039
Winston Hotels, Inc.	4,290	52,853
Total Financial Services: 14.7%		$1,023,527

Healthcare
Alkermes, Inc.*	2,700	42,795
Candela Corporation*	2,480	27,057
Conceptus Inc.	4,100	72,529
Luminex Corporation*	2,980	54,325
Sun Healthcare Group, Inc.*	6,900	74,106
West Pharmaceutical Services, Inc.	1,650	64,796
Total Healthcare: 4.8%		$335,608

Information Technology
Actuate Corporation*	14,100	62,181
Advanced Energy Industries, Inc.*	3,200	54,560
Amkor Technology*	5,900	30,385
Anadigics, Inc.*	9,400	67,304
Atheros Communications*	3,400	61,642
Cohu, Inc.	2,800	49,924
Cirrus Logic Inc*	6,700	48,843
Cybersource Corporation*	6,200	73,346
Genesis Microchip Incorporated*	5,500	64,735
Interdigital Communications Corp*	2,050	69,905
Internap Network Services Corp*	5,410	82,340
Intevac, Inc.*	2,150	36,120
Komag*	1,010	32,280
Kopin Corporation	16,100	53,935
LTX Corp	9,300	46,593
Mantech International*	1,300	42,913
Omnivision Technologies*	2,310	32,964
On Semiconductor Corp*	9,700	57,036
Palm Inc.*	2,540	36,982
Pericom Semiconductor Corporation*	6,200	60,450
Plexus Corporation*	1,900	36,480
Redback Networks Inc.*	3,600	49,968
RealNetworks Inc.*	5,100	54,111
Silicon Image*	4,700	59,784
Sirenza Microdevices, Inc.	5,500	43,450
Standard Microsystems*	1,790	50,872
Startek, Inc.	2,360	29,429
Stratex Networks, Inc.	17,200	76,368
Sykes Enterprises Inc*	2,980	60,643
Trident Microsys*	2,980	69,315
TTM Technologies, Inc.*	3,800	44,460
Zoran*	2,300	36,984
Total Information Technology: 24.0%		$1,676,302

Utilities
Cleco Corporation	1,970	49,723
The Laclede Group, Inc.	1,450	46,516
UIL Holdings Corporation	1,370	51,375
Total Utilities: 2.1%		$147,614

Total Common Stocks: 99.6%		$6,943,944
(Common Stock Identified Cost $6,710,075)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 4.66% yield **		29,577
Total Cash Equivalents: 0.4%		$29,577
(Cash Equivalents Identified Cost $29,577)

Total Portfolio Value: 100%		$6,973,521
(Total Portfolio Identified Cost $6,739,652)

Other Assets Less Liabilities: 0.0%		$(2,793)

Total Net Assets: 100.0%		$6,970,728

DISCIPLINED LARGE COMPANY FUND	Portfolio of Investments as of September 30, 2006

Common Stocks	Shares	Dollar Value

Materials
Freeport McMoran Copper & Gold	1,850	98,531
Louisiana Pacific Corporation	4,800	90,096
Nucor Corporation	1400	69,286
Phelps Dodge Corporation	1,120	94,864
United States Steel Corporation	1,500	86,520
Total Materials: 5.0%		$439,297

Industrials
Allied Waste Industries, Inc.	8,400	94,668
Cummins Engine, Incorporated	890	106,115
CSX Corporation	2,440	80,105
Dover Corporation	1,800	85,392
Eaton Corporation	1,180	81,243
Fluor Corporation	820	63,050
Ingersoll-Rand Company	2,300	87,354
L-3 Communications Holdings Inc	1080	84,596
Lockheed Martin Corporation	1060	91,224
Southwest Airlines	5,600	93,296
Navistar International*	3,580	92,436
Northrop Grumman	1,390	94,617
Norfolk Southern Corporation	1,860	81,933
Parker Hannifin Corporation	1,020	79,285
Raytheron Company	1,950	93,619
Ryder System, Incorporated	1,630	84,238
Union Pacific Corporation	910	80,080
Total Industrials: 16.6%		$1,473,251

Telecomm Services
Citizens Communications Company	5,600	78,624
Total Telecomm Services: 0.9%		$78,624

Consumer Discretionary
Big Lots, Inc.	4800	95,088
Circuit City Stores, Incorporated	3,820	95,920
Carnival Corporation	1,490	70,075
Dillard's, Inc. Class A	3,400	111,282
Home Depot, Inc.	2340	84,872
Penney, J.C. Company, Incorporated	1,290	88,223
Nordstrom, Incorporated	1,830	77,409
Lennar Corporation - Class A	1,790	80,997
Lowes Companies, Incorporated	2920	81,935
Office Max Incorporated	2000	81,480
Whirlpool Corporation	850	71,493
Total Consumer Discretionary: 10.6%		$938,774

Energy
Anadarko Petroleum Corporation	1970	86,345
Apache Corporation	1,020	64,464
Baker Hughes, Incorporated	1,170	79,794
BJ Services Company	2,380	71,709
Chesapeake Energy Corporation	2,900	84,042
Consol Energy	2,600	82,498
ConocoPhillips	1,654	98,463
Chevron Corporation	738	47,867
Devon Energy Corporation	1,280	80,832
EOG Resources, Inc.	960	62,448
Halliburton Company	2420	68,849
Hess Corporation	2140	88,639
Kinder Morgan Inc.	840	88,074
USX - Marathon Group Inc.	1040	79,976
Nabors Industries, Incorporated*	2,940	87,465
Noble Corporation	1150	73,807
Rowan Companies, Incorporated	2,520	79,708
Transocean	1,110	81,285
Schlumberger Ltd.	1240	76,917
Valero Energy Corporation	1,740	89,558
Weatherford International, Inc.*	1,930	80,520
Williams Companies Inc	3,200	76,384
XTO Energy, Inc.	1,930	81,311
Total Energy: 20.4%		$1,810,955

Financial Services
Capital One Financial Corporation	1,170	92,032
Cincinnati Financial Corporation	1,800	86,616
CIT Group Inc.	1,370	66,623
E*Trade Group Inc*	2,850	68,172
First Horizon National Corporation	1,150	43,711
Hartford Financial Svcs. Group, Inc.	1010	87,617
Janus Capital Group Inc.	3,980	78,486
Keycorp	2,400	89,856
Kimco Realty	2,230	95,600
Lincoln National Corporation	1,400	86,912
Marshall & Ilsley Corp	1,620	78,052
M & T Bank Corp	770	92,369
Prologis Trust	1500	85,590
PNC Financial Services Group, Inc.	1310	94,896
Synovus Financial Corporation	2,410	70,782
Unumprovident Corporation	4,500	87,255
Total Financial Services: 14.7%		$1,304,569

Healthcare
Amerisourcebergen Corporation	1,510	68,252
Caremark Rx, Inc.	1940	109,940
Gilead Sciences Inc*	1,590	109,344
Humana Incorporated*	2,220	146,720
King Pharmaceuticals, Inc.*	4,660	79,360
McKesson Hboc, Inc.	1,530	80,662
Mylan Laboratories, Inc.	4,200	84,546
Total Healthcare: 7.7%		$678,824

Information Technology
Affiliated Computer Services- A*	1,760	91,274
Advanced Micro Devices*	3,620	89,957
Andrew Corporation*	9,700	89,725
Avaya, Inc.*	6,400	73,216
Broadcom Corp*	3,080	93,447
Computer Sciences Corporation*	770	37,822
Comverse Technology, Inc.*	3900	83,616
Convergys Corporation	4500	92,925
Electronic Data Systems Corporation	3,430	84,104
Freescale Semiconductor Inc.*	3,030	115,170
Hewlett-Packard Company	1,230	45,129
Jabil Circuit, Inc.	3,160	90,281
LSI Logic Corp.*	10,240	84,173
Motorola Inc.	3,500	87,500
Micron Technology Incorporated*	5,070	88,218
National Semiconductor Corporation	3,070	72,237
Sanmina Corporation*	25,200	94,248
Solectron Corporation*	21,900	71,394
Teradyne*	5700	75,012
Total Information Technology: 17.6%		$1,559,448

Utilities
AES Corporation*	5,100	103,989
Constellation Energy Group	1,810	107,152
Centerpoint Energy Incorporated	6,340	90,789
Consolidated Edison Co. of NY, Inc.	1,900	87,780
Nicor Incorporated	2,030	86,803
Total Utilities: 5.4%		$476,513

Total Common Stocks: 98.8%		$8,760,255
(Common Stock Identified Cost $8,663,052)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 4.66% yield **		$103,706
Total Cash Equivalents: 1.2%		103,706
(Cash Equivalents Identified Cost $103,706)

Total Portfolio Value: 100.0%		$8,863,961
(Total Portfolio Identified Cost $8,766,758)

Other Assets Less Liabilities: 0.0%		$727

Total Net Assets: 100.0%		$8,864,688

DYNAMIC GROWTH	Portfolio of Investments as of September 30, 2006

Common Stocks	Shares	Dollar Value

Materials
BHP Billiton Ltd ADR **	1,410	53,411
Total Materials: 1.8%		$53,411

Industrials
Danaher Corporation	640	43,949
Dover Corporation	1150	54,556
General Electric Company	2,450	86,485
Ingersoll-Rand Company	1205	45,766
L-3 Communications Holdings Inc	1035	81,072
Norfolk Southern Corporation	1240	54,622
United Parcel Service - Class B	760	54,674
Total Industrials: 14.6%		$421,124

Consumer Staples
Pepsico, Incorporated	730	47,640
Procter & Gamble Company	1370	84,912
Wal-Mart Stores, Inc.	1110	54,745
Total Consumer Staples: 6.5%		$187,297

Consumer Discretionary
Comcast Corporation Class A Special*	805	29,632
Coach, Inc.*	1,660	57,104
Dick's Sporting Goods, Inc.*	1415	64,411
Lowes Companies, Incorporated	1310	36,759
Total Consumer Discretionary: 6.5%		$187,906

Energy
Peabody Energy Corporation	760	27,953
Nabors Industries, Incorporated*	1960	58,310
Schlumberger LTD	480	29,774
Total Energy: 4.0%		$116,037

Financial Services
American International Group, Inc.	1430	94,752
Bank of New York Co., Inc.	1685	59,413
Citigroup, Inc.	2000	99,340
CIT Group Inc.	1160	56,411
Merrill Lynch and Company, Inc.	705	55,145
Total Financial Services: 12.6%		$365,061

Healthcare
Allergan, Inc.	555	62,499
Amgen Inc.*	1185	84,763
Caremark Rx, Inc.*	1160	65,737
Covance, Inc.*	791	52,507
Gilead Sciences Inc.	1230	84,587
Hologic, Inc.	1490	64,845
Novartis Ag-Adr	1470	85,907
Roche Holdings Limited - Adr	1305	113,078
Stryker Corporation	1000	49,590
United Healthcare Corp.	1200	59,040
Wellpoint Inc.*	1120	86,296
Total Healthcare: 28.0%		$808,849

Information Technology
Akamai Technologies*	1,230	61,488
Apple Computer, Incorporated*	400	30,792
Broadcom Corp*	1,140	34,588
Salesforce.Com, Inc.*	1,490	53,461
Cisco Systems, Inc.*	3,720	85,486
Google Inc. - Class A*	65	26,123
Intel Corporation	2,690	55,333
Microsoft Corporation	2,080	56,888
Nokia Corporation ADR**	2,900	57,101
Netgear*	2,745	56,519
Quality Systems*	1400	54,306
Seagate Technology*	2,525	58,302
Texas Instruments, Inc.	1,890	62,842
Total Information Technology: 24.0%		$693,229

Total Common Stocks: 98.1%		$2,832,914
(Common Stock Identified Cost $2,684,716)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 4.66% yield ***		$75,741
Total Cash Equivalents: 2.6%		75,741
(Cash Equivalents Identified Cost $75,741)

Total Portfolio Value: 100.7%		$2,908,655
(Total Portfolio Identified Cost $2,760,457)

Other Assets Less Liabilities: -0.7%		$(20,562)

Total Net Assets: 100.0%		$2,888,093

* Non-income producing security.
** American Depositary Receipt.
*** Variable rate security, the coupon rate shown represents the rate at September 30, 2006.

EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2006

Common Stocks	Shares	Dollar Value

Materials
Air Products And Chemicals, Inc.	1535	101,878
Total Materials: 1.8%		$101,878

Industrials
Danaher Corporation	1530	105,065
Dover Corporation	2,300	109,112
Emerson Electric Company	1340	112,372
General Electric Company	6,165	217,624
L-3 Communications Holdings Inc	1340	104,962
3M Company	2,195	163,352
Total Industrials: 14.3%		$812,487

Telecom Services
Verizon Communications	2,855	106,006
Total Telecom Services: 1.9%		$106,006

Consumer Staples
Cadbury Schweppes PLC	3,780	161,671
Kellogg Company	2,055	101,764
Kimberly-Clark Corporation	1675	109,478
Pepsico, Incorporated	1570	102,458
Procter & Gamble Company	2,515	155,880
Wal-Mart Stores, Inc.	2,115	104,312
Total Consumer Staples: 13.0%		$735,563

Consumer Discretionary
Comcast Corporation Class A Special*	1490	54,847
Gannett Company, Incorporated	1860	105,704
Nike, Incorporated, Class B	1235	108,211
Target Corporation	1918	105,969
Total Consumer Discretionary: 6.6%		$374,731

Energy
ConocoPhillips	1,800	107,154
Chevron Corporation	2575	167,014
Exxon Mobil Corporation	3,295	221,095
Total Energy: 8.7%		$495,263

Financial Services
American International Group, Inc.	2,464	163,265
Allstate Corporation	2,545	159,648
B B & T Corporation	2,470	108,137
Bank of New York Co., Inc.	3,100	109,306
Cincinnati Financial Corporation	2,110	101,533
Citigroup, Inc.	3,264	162,123
Fifth Third Bancorp	2,635	100,341
U.S. Bancorp	3,285	109,128
Total Financial Services: 17.9%		$1,013,481

Healthcare
Becton, Dickinson and Company	740	52,296
Bristol-Myers Squibb Company	4,010	99,929
Johnson & Johnson	1,690	109,749
Novartis Ag-ADR**	1790	104,608
Pfizer Incorporated	3,845	109,044
Roche Holdings Limited - ADR**	1270	110,045
Wellpoint Inc.*	1405	108,255
Total Healthcare: 12.2%		$693,926

Information Technology
Cisco Systems, Inc.	4,490	103,180
Microsoft Corporation	3,800	103,930
Nokia Corporation - Sponsored ADR**	5,605	110,362
Texas Instruments, Inc.	1600	53,200
Total Information Technology: 6.5%		$370,672

Utilities
Dominion Resources	1415	108,233
FPL Group, Incorporated	2430	109,350
S C A N A Corporation	2,695	108,528
Southern Company	2,955	101,829
Total Utilities: 7.5%		$427,940

Total Common Stocks: 90.5%		$5,131,947
(Common Stock Identified Cost $4,859,956)

Preferred Stocks
Wells Fargo Capital Trust V
Callable 08/29/06 @ $25	3850	96,866
Total Preferred Stock: 1.7%		$96,866
(Preferred Stock Identifiend Cost $96,992)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 4.66% yield ***		$601,724
Total Cash Equivalents: 10.6%		601,724
(Cash Equivalents Identified Cost $601,724)

Total Portfolio Value: 102.8%		$5,830,537
(Total Portfolio Identified Cost $5,558,602)

Other Assets Less Liabilities: -2.8%		$(161,155)

Total Net Assets: 100.0%		$5,669,382

* Non-income producing security.
** American Depositary Receipt.
*** Variable rate security, the coupon rate shown represents the rate at September 30, 2006.

JIC Institutional Bond Fund I	Portfolio of Investments as of September 30, 2006

Fixed Income Securities - Bonds
	Face Value	Dollar Value
Finance
Associates Corporation, 7.950% Due 02/15/10	200,000	216,409
Bank of America Corp Subordinated Notes, 7.400% Due 01/15/11	1,100,000	1,191,598
BB & T Corporation Subordinated Notes, 7.250% Due 06/15/07	1,048,000	1,060,650
Citigroup Incorporated Notes, 5.125% Due 02/14/11	1,500,000	1,500,444
Genworth Financial, 4.750% Due 06/15/09	1,095,000	1,084,527
Lincoln National Corporation Notes, 6.500% Due 03/15/08	1,000,000	1,016,388
Merrill Lynch and Company Notes, 4.7900% Due 08/04/10	1,000,000	985,572
Morgan Stanley Dean Witter, 3.625% Due 04/01/08	1,000,000	977,190
J.P. Morgan and Company, 7.125% Due 05/15/07	625,000	631,486
Torchmark Corporation Notes, 6.250%, Due 12/15/06	1,000,000	1,000,394
UBS AG Unsubordinated Note, Series 144A Var rate Due 10/26/07	800,000	743,120
US Bank NA Subordinated Notes, 6.375% Due 08/01/11	1,000,000	1,050,629
US Bank NA Subordinated Notes, 6.500% Due 02/01/08	870,000	882,957
Wachovia Corporation, 5.350% Due 03/15/11	500,000	503,923
Wachovia Corporation, 6.000% Due 10/30/08	670,000	682,215
Wells Fargo & Company, 3.750% Due 10/15/07	1,190,000	1,171,482
Total Finance: 25.8%		$14,698,984

Industrial
Conoco Funding Company, 5.450% Due 10/15/06	750,000	750,009
Danaher Corporation Notes, 6.000% Due 10/15/08	1,000,000	1,013,226
Dell Computer Senior Notes, 6.55% Due 04/15/08	894,000	909,965
General Electric Capital Corporation Notes, 5.000% Due 02/15/07	2,000,000	1,997,708
Gillette Company Notes, 3.500% Due 10/15/07	1,000,000	979,826
Home Depot, 4.625% Due 08/15/10	1,585,000	1,556,768
Target Corporation Notes, 6.350% Due 01/15/11	1,000,000	1,045,590
Wal-Mart Stores, 6.875%, Due 08/10/09	1,000,000	1,047,904
Total Industrial: 16.3%		$9,300,996

Sovereign
Ontario Province, 3.375% Due 01/15/08	1,000,000	977,991
Total Sovereign: 1.7%		$977,991

Utilities
Alabama Power Company, 7.125% Due 10/01/07	200,000	203,491
Georgia Power Company Senior Notes, 4.000% Due 01/15/11	750,000	715,975
GTE California, Inc., 7.650% Due 03/15/07	730,000	737,123
Gulf Power Company, 6.500% Due 11/01/06	400,000	400,301
Pacific Bell Debentures, 8.8750% Due 08/15/06
Total Utilities: 3.6%		$2,056,890

United States Government Agency Obligations
Federal Home Loan Bank, 3.850% Due 01/30/08	2,500,000	2,462,503
Federal Home Loan Bank, 4.500% Due 04/11/08	2,500,000	2,482,395
Federal Home Loan Mortgage Corporation, 5.125% Due 10/15/08	2,500,000	2,508,212
Federal National Mortgage Association, 4.500% Due 02/27/08	2,000,000	1,986,542
Federal National Mortgage Association, 3.600% Due 03/03/09	2,000,000	1,940,744
Federal National Mortgage Association, 3.410% Due 08/30/07	1,000,000	984,459
Federal National Mortgage Association, 3.700% Due 11/1/07	3,000,000	2,954,442
Tennessee Valley Authority, 5.6250% Due 01/18/11	1,000,000	1,025,947
Total United States Government Agency Obligations: 28.7%		$16,345,244

United States Government Agency Obligations - Mortgage-Backed Securities
Freddie Mac Gold MBS 7 Year Balloon, 5.000% Due 11/1/10	628,715	624,360
Freddie Mac Gold MBS 5 Year Balloon, 4.500% Due 12/01/09	699,781	687,011
Federal Home Loan Bank CMO Series 00-0582 Class H, 4.750% Due 10/25/10	1,655,012	1,634,225
Freddie Mac CMO Pool 2171 Class B, 6.279% Due 06/15/09	540,000	556,041
Fed. Nat'l Mortgage Assoc. CMO Pool 2003-20 Class HR, 4.500% Due 10/25/16	721,547	709,050
Total United States Government Agency Obligations- Mortgage-Backed Securities: 7.4%		$4,210,687

United States Government Treasury Obligations
United States Treasury Note, 4.375% Due 05/15/07	1,750,000	1,743,917
United States Treasury Note, 3.000% Due 02/15/09	1,000,000	963,829
United States Treasury Note, 4.000% Due 04/15/10	2,000,000	1,962,110
United States Treasury Note, 6.500% Due 10/15/06	1,250,000	1,250,831
Total United States Government Treasury Obligations: 10.4%		$5,920,687

Total Fixed Income - Bonds: 93.9%		$53,511,479
(Fixed Income Identified Cost $54,008,991)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 4.66% yield *		2,786,617
Total Cash Equivalents: 4.9%		$2,786,617
(Cash Equivalents Identified Cost $2,786,617)

Total Portfolio Value: 98.8%		$56,298,096
(Total Portfolio Identified Cost $56,795,608)

Other Assets Less Liabilities 1.3%		$671,737

Total Net Assets 100.0%		$56,969,833

* Variable rate security, the coupon rate shown represents the rate at September 30, 2006.

JIC Institutional Bond Fund II	Portfolio of Investments as of September 30, 2006

Fixed Income Securities - Bonds
	Face Value	Dollar Value
Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	530,295
American International Group Notes, 2.875% Due 05/15/08	890,000	859,462
Bank of America Subordinated Notes, 7.800% Due 2/15/10	1,000,000	1,080,440
Citigroup Incorporated Note, 6.000%, 2/21/12	750,000	779,540
US Bancorp Subordinated, 6.875% Due 9/15/07	250,000	252,730
Genworth Financial Notes, 4.750% Due 6/15/09	1,000,000	990,436
Merrill Lynch, 3.375%, Due 9/14/07	1,000,000	982,740
Morgan Stanley Dean Witter, 4.250% Due 5/15/10	830,000	803,289
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	490,000	466,701
J.P. Morgan and Company, 7.125% Due 5/15/07	750,000	757,783
Progressive Corporation Senior Notes, 6.375% Due 1/15/12	640,000	671,249
Torchmark Corporation Notes, 6.250% Due 12/15/06	750,000	750,295
UBS AG Senior Unsubordinated Note, Series 144A Var rate Due 10/26/07	800,000	743,120
US Bancorp Subordinated, 6.375% Due 9/15/07	650,000	682,909
Wachovia Corp., 5.250% Due 8/01/14	1,180,000	1,168,840
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/13	1,000,000	978,706
Weingarten Realty, 6.840% Due 11/07/07	500,000	507,122
Total Finance: 22.9%		$13,005,657

Industrial
Becton Dickinson, 7.150% Due 10/01/09	1,000,000	1,056,339
Conoco Funding Company, 5.450% Due 10/15/06	500,000	500,006
Target Corporation, 9.625% Due 2/01/08	380,000	398,802
Dell, Inc., 6.550%, Due 4/15/08	1,000,000	1,017,858
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,129,223
General Electric Capital Corporation Notes, 6.000% Due 6/15/12	1,000,000	1,040,247
Gillette Company, 3.500% Due 10/15/07	1,000,000	979,826
Honeywell International, 6.2000% Due 02/01/08	500,000	504,790
Lowes Companies, Inc., 8.250% Due 6/01/10	390,000	430,149
McDonald's Corporation, 5.950% Due 1/15/08	425,000	427,881
Danaher Corporation Notes, 6.000% Due 10/15/08	600,000	607,936
Target Corporation, 6.350% Due 1/15/11	400,000	418,236
United Technologies, 7.125% Due 11/15/10	1,054,000	1,130,009
Wal-Mart Stores, 6.875% Due 8/10/09	500,000	523,952
Total Industrial: 17.9%		$10,165,254

Sovereign
Ontario Province, 3.375% Due 1/15/08	1,000,000	977,991
Total Sovereign: 1.7%		$977,991

Utilities
Alabama Power, 3.500% Due 11/15/07	425,000	417,064
Baltimore Gas & Electric, 6.625% Due 3/15/08	500,000	508,787
Bellsouth Capital Funding, 7.750% Due 2/15/10	500,000	535,465
Verizon Communications, 7.510% Due 4/01/09	500,000	524,974
National Rural Utilities, 5.700% Due 1/15/10	500,000	508,099
Total Utilities: 4.4%		$2,494,389

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 8/24/12	1,600,000	1,563,883
Federal Farm Credit Bank, 4.500% Due 10/20/11	2,500,000	2,431,230
Federal Home Loan Bank, 3.850% Due 1/30/08	2,400,000	2,364,002
Federal Home Loan Bank, 5.625% Due 11/15/11	1,500,000	1,546,229
Federal National Mortgage Association, 3.700% Due 11/01/07	2,000,000	1,969,628
Federal National Mortgage Association, 4.500% Due 2/27/08	2,000,000	1,986,542
Federal National Mortgage Association, 3.410% Due 8/30/07	650,000	639,898
Federal National Mortgage Association, 4.650% Due 5/17/10	1,000,000	992,553
Tennessee Valley Authority, 7.140% Due 05/23/12	150,000	165,631
Total United States Government Agency Obligations: 24.0%		$13,659,596

United States Government Agency Obligations - Mortgage Backed Securities
Freddie Mac MBS Gold 5 Year Balloon, 4.500% Due 03/01/08	517,539	512,765
Freddie Mac Gold MBS 5 Year Balloon, 4.500% Due 12/01/09	699,780	687,011
Freddie Mac CMO Pool 2532 Class PG, 5.500% Due 07/15/31	1,350,000	1,340,431
Fed. Home Loan Mortg. Corp CMO Pool 2963 Cl. DM, 5.500% Due 08/15/33	1,875,000	1,836,831
Freddie Mac CMO Series 2985 Class GE, 5.500% Due 06/15/25	800,000	779,729
Fed. Home Loan Mortg. Corp CMO Pool 3098 Cl. KE, 5.500% Due 09/15/34	2,000,000	1,954,942
Total United States Government Agency Obligations - Mortgage Backed Securities: 12.5%		$7,111,709

United States Government Treasury Obligations
United States Treasury Bond, 4.000% Due 2/15/14	2,500,000	2,404,590
United States Treasury Note, 4.125% Due 5/15/15	2,000,000	1,930,704
United States Treasury Note, 5.500% Due 2/15/08	500,000	504,902
United States Treasury Note, 6.625% Due 5/15/07	500,000	505,020
Total United States Government Treasury Obligations: 9.4%		$5,345,216

Total Fixed Income - Bonds: 92.7%		$52,759,812
(Fixed Income Identified Cost $53,069,464)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 4.66% yield *		3,463,296
Total Cash Equivalents: 6.1%		$3,463,296
(Cash Equivalents Identified Cost $3,463,296)

Total Portfolio Value: 98.7%		$56,223,108
(Total Portfolio Identified Cost $56,532,760)

Other Assets Less Liabilities 1.2%		$683,004

Total Net Assets 100.0%		$56,906,112

* Variable rate security, the coupon rate shown represents the rate at September 30, 2006.
** Non-income producing security.

JIC Institutional Bond Fund III	Portfolio of Investments as of September 30, 2006

Fixed Income Securities - Bonds
	Face Value	Dollar Value
Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	530,295
American General Corporation, 7.500% Due 08/11/10	500,000	538,908
American General Finance, 8.125% Due 08/15/09	500,000	538,099
Associates Corporation, 7.950% Due 02/15/10	642,000	694,672
Bank of America Subordinated Notes, 7.800% Due 02/15/10	1,000,000	1,080,440
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,129,223
General Electric Capital Corporation, 6.000% Due 06/15/12	1,000,000	1,040,247
J.P. Morgan and Company Subordinated Notes, 5.250% Due 01/30/13	1,000,000	996,462
Mellon Financial, 6.700% Due 03/01/08	500,000	508,167
Merrill Lynch, 3.375% Due 09/14/07	750,000	737,055
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	1,000,000	952,452
National City Bank, 6.250% Due 03/15/11	500,000	520,540
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	500,000	524,413
Suntrust Banks Inc., 7.750% Due 05/01/10	500,000	542,425
US Bancorp Subordinated Notes, 6.300% Due 07/15/08	1,000,000	1,019,474
Wachovia Corporation Subordinated Notes, 5.250% Due 08/01/14	980,000	970,731
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/13	950,000	929,771
Weingarten Realty, 6.840% Due 11/17/07	500,000	507,122
Total Finance: 25.6%		$13,760,496

Industrial
Honeywell International, 6.200% Due 02/01/08	500,000	504,789
Citigroup Incorporated Notes, 6.000% Due 02/21/12	750,000	779,540
Taget Corporation, 9.625% Due 02/01/08	380,000	398,802
Dell, Inc., 6.550%, Due 04/15/08	500,000	508,929
Eli Lilly & Company, 8.375% Due 12/01/06	500,000	502,061
Lowes Companies, Inc., 8.250% Due 06/01/10	500,000	551,474
McDonald's Corporation, 8.875% Due 04/01/11	500,000	572,872
Target Corporation, 6.350% Due 01/15/11	400,000	418,236
Wal-Mart Stores, 4.500% Due 07/01/15	1,000,000	947,368
Wal-Mart Stores, 6.875% Due 08/10/09	500,000	523,952
Washington Post, 5.500% Due 02/15/09	500,000	500,081
Total Industrial: 11.5%		$6,208,104

Utilities
Bellsouth Capital Funding, 7.750% Due 02/15/10	500,000	535,465
GTE Corporation, 7.510% Due 04/01/09	500,000	524,975
National Rural Utilities, 5.700% Due 01/15/10	500,000	508,099
Total Utilities: 2.9%		$1,568,539

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 08/24/12	2,000,000	1,954,854
Federal Farm Credit Bank, 5.875% Due 10/03/16	2,025,000	2,167,210
Federal Home Loan Bank, 5.130% Due 05/24/13	800,000	808,853
Federal Home Loan Bank, 5.500% Due 12/11/13	1,000,000	1,033,534
Federal Home Loan Bank, 5.625% Due 11/15/11	1,500,000	1,546,229
Federal Home Loan Bank, 7.605% Due 02/25/15	500,000	538,577
Federal Home Loan Mortgage Corp., 5.125% Due 10/15/08	500,000	501,643
Federal Home Loan Mortgage Corp., 4.375% Due 11/09/11	2,000,000	1,953,142
Federal National Mortgage Association, 4.650% Due 05/17/10	1,500,000	1,488,829
Federal National Mortgage Association, 5.250% Due 01/15/09	500,000	503,431
Tennessee Valley Authority, 6.000% Due 03/15/13	2,200,000	2,328,097
Tennessee Valley Authority, 6.250% Due 12/15/17	500,000	553,140
Total United States Government Agency Obligations: 28.6%		$15,377,539

United States Government Agency Obligations - Mortgage Backed Securities
Federal Home Loan Mortgage Corp. Pool 2513 Class VK, 5.500% Due 09/15/13	1,414,267	1,420,328
Federal Home Loan Mortgage Corp., Pool 2517 Class VL, 5.000% Due 05/15/13	549,208	547,979
Federal Home Loan Mortgage Corp., Pool 2877 Class AL, 5.000% Due 10/15/24	350,000	334,028
Federal Home Loan Mortgage Corp., Pool 2963 Class DM, 5.500% Due 08/15/33	2,000,000	1,959,286
Federal Home Loan Mortgage Corp., Pool 2985 Class GE, 5.500% Due 06/15/25	700,000	682,263
Federal National Mortgage Association DUS Pool 385365, 4.970% Due 08/01/09	1,000,000	986,608
Government National Mortgage Association, 5.500% Due 02/15/17	321,758	323,111
Total United States Government Agency Obligations - Mortgage Backed Securities: 11.6%		$6,253,603

United States Government Treasury Obligations
United States Treasury Note, 5.000% Due 08/15/11	1,500,000	1,529,356
United States Treasury Note, 4.250% Due 08/15/15	2,000,000	1,946,172
United States Treasury Note, 6.500% Due 02/15/10	750,000	793,741
United States Treasury Note, 4.125 Due 05/15/15	2,500,000	2,413,380
United States Treasury Note, 4.750% Due 05/15/14	2,000,000	2,017,580
Total United States Government Treasury Obligations: 16.2%		$8,700,229

Total Fixed Income - Bonds: 96.5%		$51,868,510
(Fixed Income Identified Cost $51,743,041)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 4.66% yield *		$1,174,898
Total Cash Equivalents: 2.2%.		1,174,898
(Cash Equivalents Identified Cost $ 1,174,898)

Total Portfolio Value: 98.7%		$53,043,408
(Total Portfolio Identified Cost $52,917,939)

Other Assets Less Liabilities 1.3%		$724,716

Total Net Assets 100.0%		$53,768,124

* Variable rate security, the coupon rate shown represents the rate at September 30, 2006.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2006

Fixed Income Securities - Bonds
	Face Value	Dollar Value
Finance
Archstone Smith Operating Trust Notes, 3.000% Due 06/15/08	300,000	288,969
Bank of America Subordinated Notes, 7.125% Due 3/01/09	253,000	263,925
Citicorp Subordinated Notes, 7.250% Due 9/01/08	701,000	726,219
Equity Residential Properties Notes, 4.750% Due 06/15/09	355,000	350,234
Fleet Boston Financial Corporation Senior Notes, 4.875% Due 12/01/06	424,000	423,654
Genworth Financial Notes, 4.750% Due 6/15/09	500,000	495,218
J.P. Morgan and Company, 6.250% Due 1/15/09	445,000	453,584
J.P. Morgan and Company, 7.125% Due 5/15/07	50,000	50,519
Lincoln National Corporation Notes, 6.500% Due 3/15/08	270,000	274,425
Merrill Lynch and Company Notes, 4.790% Due 8/04/10	650,000	640,622
Morgan Stanley Dean Witter, 3.875% Due 1/15/09	500,000	486,857
PNC Funding Corporation, 6.500%, Due 5/01/08	135,000	137,371
PNC Funding Corporation, 6.875%, Due 7/15/07	400,000	404,329
Safeco Corporation Senior Notes, 4.200% Due 02/01/08	181,000	177,291
Safeco Corporation, 6.875% Due 7/15/07	211,000	213,421
Torchmark Corporation Notes, 6.250% Due 12/15/06	500,000	500,197
Wachovia Corp., 6.300% Due 4/15/08	35,000	35,536
Wachovia Corp., 6.400% Due 4/01/08	674,000	686,956
Wells Fargo and Company Senior Notes, 5.125% Due 02/15/07	392,000	391,626
Total Finance: 24.9%		$7,000,953

Industrial
Becton Dickinson, 7.150% Due 10/01/09	110,000	116,197
Burlington Northern Santa Fe Mortgage Bonds, 9.250% Due 10/01/06	500,000	500,000
General Electric Capital Corporation Notes, 5.000% Due 6/15/07	1,000,000	998,605
General Electric Capital Corp Notes Floating Rate, 4.511% Due 6/11/08	100,000	98,248
General Mills Inc., 3.875% Due 11/30/07	261,000	256,710
Hewlitt Packard Company Notes, 5.500% Due 07/01/07	415,000	415,456
Hewlitt Packard Company Notes, 5.750% Due 12/15/06	25,000	25,016
Kraft Foods Incorporated Notes, 4.625% Due 11/01/06	428,000	427,703
Kroger Company, 7.800% Due 08/15/07	240,000	243,821
Procter and Gamble Company Senior Notes, 4.125% Due 08/30/07	250,000	246,597
Sherwin-Williams, 6.850% Due 02/01/07	50,000	50,170
Texaco Capital, 7.090% Due 02/01/07	200,000	200,897
Wellpoint Incorporated, 3.500% Due 09/01/07	600,000	589,083
Total Industrial: 15.7%		$4,168,503

Utilities
Alabama Power Company, 2.800% Due 12/01/06	260,000	258,961
Bellsouth Corporation, 5.000% Due 10/15/06	253,000	252,960
National Rural Utilities, 5.700% Due 01/15/10	309,000	314,005
Total Utilities: 3.1%		$825,926

United States Government Agency Obligations
Federal Home Loan Bank Step Up Coupon, 2.500% Due 3/30/07	400,000	395,533
Federal Home Loan Bank, 4.510% Due 11/07/06	25,000	24,979
Federal Home Loan Bank, 5.000% Due 1/23/09	1,000,000	997,512
Federal Home Loan Mortgage Corp., 4.370% Due 5/23/08	50,000	49,438
Federal Home Loan Mortgage Corp., 4.900% Due 11/03/08	50,000	49,791
Federal Home Loan Mortgage Corp., 5.125% Due 2/27/09	1,000,000	998,543
Federal Home Loan Mortgage Corp., 5.050% Due 12/08/08	1,060,000	1,058,968
Federal National Mortgage Association, 0.000% Due 11/22/06*	2,000,000	1,985,734
Federal National Mortgage Association, 5.400% Due 4/13/09	1,250,000	1,250,298
Total United States Government Agency Obligations: 24.2%		$6,810,796

United States Government Treasury Obligations
United States Treasury Bills, 0.000% Due 11/09/06	1,615,000	1,607,193
United States Treasury Note, 3.000% Due 12/31/06	500,000	497,598
Total United States Government Treasury Obligations: 7.9%		$2,104,791

United States Government Agency Obligations - Mortgage Backed Securities
Freddie Mac 5 Year Balloon MBS, 4.500% Due 09/01/09	1,124,445	1,103,925
Federal Home Loan Bank CMO Series 00-0582 Cl. H, 4.750% Due 10/25/10	827,505	817,112
Fannie Mae CMO Pool 2006-54 Class PE, 6.000% Due 02/25/33	1,191,052	1,209,371
Federal National Mortgage CMO Pool 2003-20 Cl. HR, 4.500% Due 10/25/16	719,748	707,282
Total United States Government Agency Obligations - Mortgage Backed Securities: 14.5%		$3,837,690

Total Fixed Income - Bonds: 93.3%		$24,748,659
(Fixed Income Identified Cost $24,695,304)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 4.66% yield **		1,815,347
Total Cash Equivalents: 6.9%		$1,815,347
(Cash Equivalents Identified Cost $1,815,347)

Total Portfolio Value: 100.2%		$26,564,006
(Total Portfolio Identified Cost $26,510,651)

Other Assets Less Liabilities -0.2%		$(51,034)

Total Net Assets: 100.0%		$26,512,972

Futures Contracts
	Long	Unrealized
	Contracts	(Depreciation)
E-mini Standard & Poors 500 expiring September 2006	400	581,893
(Notional Value of $26,908,000)

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate at September 30, 2006.

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of November 27, 2006 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By	/s/ Timothy E. Johnson
Timothy E. Johnson, President Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Timothy E. Johnson
Timothy E. Johnson, President Date November 29, 2006

By	/s/ Marc. E. Figgins
Marc E. Figgins, Treasurer Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.